ACCOUNTS RECEIVABLES, NET - Movement of the allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 1,956,245	¥ 47,846
Additions/ (reversals) charged to bad debt expense	(1,215,464)	1,908,399	¥ 47,846
Write-off of bad debt allowance	(512,635)
Balance at the end of the year	¥ 228,146	¥ 1,956,245	¥ 47,846